LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

NOTE 7 – LEASES

Leases in which the Group is the lessee

The Group applies IFRS 16, Leases, as from January 1, 2019. The Group has lease agreements with respect to buildings of offices, manufacturing facilities and warehouses and motor vehicles.

a.Information regarding material lease agreements:

Buildings

The Group’s leases approximately 14,000 square feet of office and manufacturing space in Caesarea, Israel pursuant to a lease that is currently scheduled to expire in July 2021. In addition, the Group leases approximately 1,900 square feet of storage space in Caesarea, Israel pursuant to a lease that is scheduled to expire in June 2021.

During the year ended December 31, 2019, the Group entered into a lease agreement for new manufacturing facilities located in Caesarea, Israel, where it leases approximately 14,000 square feet. This lease is currently scheduled to expire in February 2023 but provides for two optional extensions until February 2030.

In addition, the Group leases approximately 10,900 square feet of office space in Atlanta, Georgia, U.S. pursuant to a lease that expires in March 2022, with an optional extension until March 2025.

Motor vehicles

The Group leases vehicles for three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle's registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Group’s headquarter staff, marketing and salespersons and other employees whose employment agreements include an obligation of the Group to put a vehicle at their disposal. The Group accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16 and for the arrangement between it and its employees as an arrangement in the scope of IAS 19. The agreements with the leasing companies do not contain extension and/or termination options that the Group is reasonably certain to exercise.

b.Right-of-use assets

	Buildings	Motor Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2019, date of initial application	$681	$468	$1,149
Additions in respect of new leases	1,788	335	2,123
Balance as of December 31, 2019	2,469	803	3,272

Accumulated depreciation:
Depreciation for the year	567	263	830
Balance as of December 31, 2019	567	263	830

Depreciated balance as of December 31, 2019	$1,902	$540	$2,442

c.Lease liabilities

Maturity analysis of the Group's lease liabilities

December 31,
2019
U.S. dollars
in thousands
Less than one year	$890
One to five years	1,011
More than five years	697
Total lease liabilities	2,598
Less - current maturities	890
Long-term lease liability	$1,708

The cash outflow in the year ended December 31, 2019 amounted to $937 thousand.

d.Lease payments prior to the application of IFRS 16

The lease payments prior to the application of IFRS 16, which were included in the statement of operations among operating expenses amounted to $1,009 and $999 thousand in the years ended December 31, 2018 and 2017, respectively.